Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2024
Changes in Capital Accounts [Abstract]
Movement of Restricted Stock Cost
During 2024, 2023 and 2022, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2021	2,240	$71.40
Granted	-	-
Vested	(1,890)	71.40
Forfeited or expired	-	-
Outstanding at December 31, 2022	350	$71.40
Granted	-	-
Vested	(350)	71.40
Forfeited or expired	-	-
Outstanding at December 31, 2023	-	$-
Granted	-	-
Vested	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2024	-	$-